Document and Entity Information	Oct. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Cadence Bancorporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38058
Entity Tax Identification Number	47-1329858
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, Address Line Two	Suite 3800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	871-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001614184
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CADE
Security Exchange Name	NYSE